Post employment benefits - Expected age at death of an average worker who retires currently at age 65, one who is currently aged 45 and subsequently retires at the age of 65 (Details) - yr	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
United Kingdom | Retiring currently at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	87.2	86.4	86.2
United Kingdom | Retiring currently at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	88.7	88.7	88.5
United Kingdom | Currently aged 45, retiring at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	88.6	88.5	88.3
United Kingdom | Currently aged 45, retiring at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	90.8	90.8	90.6
Ireland | Retiring currently at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	86.9	86.6	86.5
Ireland | Retiring currently at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	89.3	89.3	89.2
Ireland | Currently aged 45, retiring at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	88.6	89.6	89.5
Ireland | Currently aged 45, retiring at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	91.1	92.3	92.2
United States | Retiring currently at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	85.4	85.6	85.7
United States | Retiring currently at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	87.1	87.3	87.7
United States | Currently aged 45, retiring at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	86.9	87.2	87.3
United States | Currently aged 45, retiring at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	88.5	88.9	89.3